Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	TOP IMAGE SYSTEMS LTD
Entity Central Index Key	0001021991
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	10,873,558
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 2,090	$ 1,763
Restricted cash (Note 10c)	20	241
Trade receivables (net of allowance for doubtful accounts of $284 and $146 at December 31, 2010 and 2011, respectively)	4,631	4,701
Other accounts receivable and prepaid expenses (Note 4)	637	539
Total current assets	7,378	7,244
LONG-TERM ASSETS:
Severance pay fund	1,299	1,228
Restricted cash (Note 10c)	499	41
Long-term deposits and long-term assets	84	138
Property and equipment, net (Note 5)	485	448
Intangible assets, net (Note 6)	11	55
Goodwill (Note 7)	5,842	5,870
Total long-term assets	8,220	7,780
Total assets	15,598	15,024
CURRENT LIABILITIES:
Current maturity of convertible debentures (Note 9)		1,521
Trade payables	351	310
Deferred revenues	2,084	1,659
Accrued expenses and other accounts payable (Note 8)	2,480	1,992
Total current liabilities	4,915	5,482
LONG-TERM LIABILITIES:
Convertible debentures (Note 9)		3,804
Accrued severance pay	1,543	1,446
Total long-term liabilities	1,543	5,250
COMMITMENTS, CONTINGENCIES AND CHARGES (Note 10)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2010 and 2011; Issued and outstanding: 9,400,638 and 10,873,558 shares at December 31, 2010 and 2011, respectively	121	103
Additional paid-in capital	34,118	31,363
Accumulated other comprehensive loss	(1,450)	(1,175)
Accumulated deficit	(23,649)	(25,999)
Total shareholders' equity	9,140	4,292
Total liabilities and shareholders' equity	$ 15,598	$ 15,024

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 146		$ 284
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	10,873,558	10,873,558	9,400,638	9,400,638
Ordinary shares, shares outstanding	10,873,558	10,873,558	9,400,638	9,400,638

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 13):
Products	$ 14,049	$ 9,165	$ 11,211
Services	14,624	12,597	12,323
Total revenues	28,673	21,762	23,534
Cost of revenues:
Products	1,670	803	1,387
Services	9,514	7,547	7,871
Total cost of revenues	11,184	8,350	9,258
Gross profit	17,489	13,412	14,276
Operating costs and expenses:
Research and development	1,976	1,647	1,558
Selling and marketing	7,748	6,160	7,202
General and administrative	4,383	3,845	4,381
Total operating costs and expenses	14,107	11,652	13,141
Operating income	3,382	1,760	1,135
Financial expenses , net (Note 15)	(911)	(2,190)	(5,452)
Other income (expenses), net	4	(6)	(26)
Income (loss) from continuing operations before taxes on income	2,475	(436)	(4,343)
Taxes on income (Note 11)	125	24	91
Income (loss) after taxes on income	2,350	(460)	(4,434)
Impairment losses of affiliated companies			(677)
Net income (loss) from continuing operations	2,350	(460)	(5,111)
Income from discontinued operations, net of tax			13
Net income (loss)	$ 2,350	$ (460)	$ (5,098)
Net earnings (loss) per share from discontinued and continuing operations (Note 14):
Basic	$ 0.23	$ (0.05)	$ (0.55)
Diluted	$ 0.21	$ (0.05)	$ (0.55)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 10,102	$ 98	$ 31,137	$ (692)	$ (20,441)
Balance, shares at Dec. 31, 2008		8,925,638
Issuance of Ordinary shares in exchange for acquisition of non-controlling interest of ASG		4	(4)
Issuance of Ordinary shares in exchange for acquisition of non-controlling interest of ASG, shares		400,000
Change in foreign currency translation adjustments, net	15			15		15
Net profit (loss)	(5,098)				(5,098)	(5,098)
Comprehensive loss						(5,083)
Stock-based compensation expenses	11		11
Balance at Dec. 31, 2009	5,030	102	31,144	(677)	(25,539)
Balance, shares at Dec. 31, 2009		9,325,638
Issuance of Ordinary shares in conjunction with consulting services (Note 12b)	79	1	78
Issuance of Ordinary shares in conjunction with consulting services (Note 12b), shares		75,000
Change in foreign currency translation adjustments, net	(498)			(498)		(498)
Net profit (loss)	(460)				(460)	(460)
Comprehensive loss						(958)
Stock-based compensation expenses	141		141
Balance at Dec. 31, 2010	4,292	103	31,363	(1,175)	(25,999)
Balance, shares at Dec. 31, 2010	9,400,638	9,400,638
Exercise of stock options	62	1	61
Exercise of stock options, shares		47,920
Issuance of Ordinary shares and Warrants (Note 12e)	2,497	17	2,480
Issuance of Ordinary shares and Warrants (Note 12e), shares		1,425,000
Change in foreign currency translation adjustments, net	(275)			(275)		(275)
Net profit (loss)	2,350				2,350	2,350
Comprehensive loss						2,075
Stock-based compensation expenses	214		214
Balance at Dec. 31, 2011	$ 9,140	$ 121	$ 34,118	$ (1,450)	$ (23,649)
Balance, shares at Dec. 31, 2011	10,873,558	10,873,558

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance costs associated with issuance of Ordinary shares and Warrants	$ 353

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 2,350	$ (460)	$ (5,098)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation expenses	214	141	11
Stock-based compensation expenses to shares granted to consultant		79
Depreciation and amortization	253	259	547
Accrued severance pay, net	26	(45)	(77)
Impairment of investment in affiliates			677
Profit from sale of available for sale marketable securities			(210)
Loss (gain) from disposal of property and equipment, net		(1)	39
Erosion of non-dollar linked restricted cash and long term assets	(1)	10	133
Decrease (increase) in trade receivables, net	(247)	(340)	1,405
Decrease (increase) in unbilled receivables		1,417	(1,038)
Increase in fair value of convertible debentures	741	2,119	5,070
Decrease (increase) in other accounts receivable and prepaid expenses	(116)	36	208
Increase (decrease) in trade payables	38	(355)	(317)
Increase in deferred revenues	526	338	356
Increase (decrease) in accrued expenses and other accounts payable	585	(684)	(688)
Net cash provided by operating activities	4,369	2,514	1,018
Cash flows from investing activities:
Advance payment for sale of affiliate		369
Decrease (increase) in restricted cash	(261)	362	492
Payment of accrued expenses on account of acquisitions			(164)
Purchase of property and equipment	(250)	(153)	(188)
Proceeds from sale of marketable securities			840
Decrease in short-term deposits, net		73	742
Increase in long-term deposits	(6)	(7)	(3)
Net cash provided by (used in) investing activities	(517)	644	1,719
Cash flows from financing activities:
Proceeds from exercise of stock options	62
Proceeds from Issuance of Ordinary shares, net of issuance expenses	2,521
Decrease in short-term bank loans, net		(114)	(3,250)
Payment for repurchase convertible debentures tender	(551)
Repurchase of convertible debenture	(3,569)		(852)
Repayment of convertible debentures	(1,945)	(4,092)	(1,539)
Net cash used in financing activities	(3,482)	(4,206)	(5,641)
Effect of exchange rate on cash and cash equivalent balances	(43)	(55)	(7)
Increase (decrease) in cash and cash equivalents	327	(1,103)	(2,911)
Cash and cash equivalents at the beginning of the year	1,763	2,866	5,777
Cash and cash equivalents at the end of the year	2,090	1,763	2,866
Cash paid during the year for:
Tax	66	55	32
Interest	4	83	124
Non- cash activities:
Accrued ordinary shares issuance expenses	$ 24

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-      GENERAL

a.	Business and organization:

Top Image Systems Ltd. and its subsidiaries (collectively the "Company" or "TIS") are engaged in the development and marketing of a variety of information recognition systems and technologies and automated document capture solutions for the efficient flow of information within and between organizations. The Company's software minimizes the need for manual data entry by automatically capturing, reading, understanding, identifying, processing, classifying and routing the information contained in documents, increasing data capture accuracy and the rate of information processing.

The Company operates in one reportable segment and its revenues are mainly derived from the sale of its products, professional services, maintenance and technical support.

As for information regarding the major customers of the Company see Note 13b.

The Company's shares are traded on The NASDAQ Stock Market LLC in the United States and on the Tel-Aviv Stock Exchange ("TASE").

b.	The Company's main marketing and sales activities are conducted through its subsidiaries in the United States, the United Kingdom, Germany, Japan and Singapore.

c.
On January 4, 2009, the Company acquired the remaining 49% of the outstanding shares of Asiasoft Global Pte. Ltd. ("ASG"), its subsidiary, in exchange of 400,000 TIS Ordinary shares (the Company's price per share at this date was $ 0.67). As a result of this transaction, ASG became a wholly-owned subsidiary of TIS.

d.	Discontinued operations:

In December 2008, the Company decided to shut down and terminate its facilities and the business activities in Guangzhou located in southern China ("TIS GZ"). Pursuant to this decision, the Company stopped the marketing and deployment of capture solutions development projects in one Southern China region, and therefore, terminated all the employment contracts of the Guangzhou team and closed its facilities. The results of operations of this business for the year ended December 31, 2009 is reflected in the statements of operations in the line item called "Income from discontinued operations, net of tax".

The Company has accounted for discontinued operations, in accordance with ASC 205-20, "Discontinued Operations".  As such, the results of operations, including revenues, cost of revenues, operating expenses, and other income and expenses related to the prior periods of the discontinued operation, have been reclassified in the accompanying statements of operations as discontinued operations.

The disposal of the TIS GZ business meets the criteria of discontinued operations under ASC 205-20.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP"), applied on a consistent basis, as follows:

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, stock-based compensation costs, financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy . Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

c.	Financial statements in United States dollars:

A substantial portion of the Company's costs is incurred in U.S. dollars ("dollars"). Some of the revenues of the Company are generated in dollars". The majority of the Company's financing is in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Related translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

e.	Restricted cash:

Restricted cash is primarily invested in short term and long term deposits. For more information refer to Note 10c.

f.	Doubtful accounts:

The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management bases its determination, among other factors, on information available about the debtors' financial situation, the volume of their operations and evaluation of the security received from them. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

g.	Marketable securities:

The Company accounts for investments in debt and equity securities in accordance with FASB ASC No. 320-10, "Investments in Debt and Equity Securities."  Management determines the appropriate classification of the Company's investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date.

During July 2009, the Company sold the entire balance of its marketable securities with total proceeds of  $ 840 and recorded a gain of $ 210 in the statement of operations. As of December 31, 2011 the Company does not hold any marketable securities.

h.	Long-term assets:

Consist mainly of long-term prepaid expenses for motor vehicle and office leasing.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

j.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the asset (asset group). If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During 2009, 2010 and 2011, no impairment losses were identified.

k.	Goodwill and Intangible assets:

Goodwill is measured as the excess of the cost of an acquired company over the sum of the amounts assigned to tangible and identifiable intangible assets acquired less liabilities assumed. Goodwill is not amortized, but rather reviewed for impairment at least annually at the reporting unit level.  The Company has elected to perform its analysis of goodwill during the fourth quarter of the year, or more frequently if impairment indicators are present. The goodwill impairment test under ASC 350, "Intangible, Goodwill and Other", involves a two-step approach. Under the first step, the Company determines the fair value of each reporting unit to which goodwill has been assigned. The Company operates in one operating segment, and this segment comprises its only reporting unit.

The Company estimates the fair value of the reporting unit by using discounted cash flows and market capitalization. Significant estimates used in the evaluation include estimates of future cash-flows, future short-term and long-term growth rates, and weighted average cost of capital for the reporting unit.

In accordance with ASC 350,  if the fair value of the reporting unit exceeds the carrying value, no impairment loss is recognized. If the carrying value exceeds the fair value, the goodwill of the reporting unit is considered potentially impaired and it is reduced to its implied fair value through an adjustment to the goodwill balance, resulting in an impairment charge. During 2009, 2010 and 2011, no impairment losses were identified.

Intangible assets are comprised of acquired technology, customer relations, brand name and domain name. Definite-lived intangible assets are amortized using the straight-line method over their estimated useful life. Acquired technology, customer relations, brand name and domain name are amortized on a straight-line basis over a period of 4 to 5 years.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2009, 2010 and 2011, no impairment losses were identified.

l.	Convertible debentures:

The Company adopted ASC 825, "Financial Instruments" as of the beginning of 2008 and irrevocably elected to apply the fair value option to its convertible debentures. The primary reasons for electing the fair value option were simplification and cost-benefit considerations as well as expansion of use of fair value measurement consistent with the FASB's long-term measurement objectives for accounting for financial instruments. The fair value of the debentures is determined according to its quoted market price in TASE.

m.	Investments in affiliates:

The Company uses the cost method of accounting for its investments in investees over which it does not exercise significant influence. Under the cost method of accounting, investments are carried at cost and are only adjusted for other-than-temporary declines in fair value and distributions of earnings.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable.

The Company holds, through ASG, 23.37% in Asiasoft Hong Kong Ltd ("AS HK"). AS HK is a Hong Kong registered company which sells computer software, peripherals and provides software related services.

Until May 2011 the Company also held through ASG 30% in Asiasoft (M) Sdn Bhd ("AS M"), a Malaysian registered company which sells information system products and related services.

In 2009 the Company determined that it is unable to recover the carrying amount of the investments in AS HK and AS M. The Company recorded a loss of $ 677 on account of the other-than-temporary impairment of its entire investment in the two affiliated companies.

During 2010, AS HK signed an agreement to sell its activity to another company for total consideration between $ 1,300 and $ 1,900 which will be determined based on certain conditions as described in the agreement. In December 2010, the Company received an advance in the amount of $ 369. As of December 31, 2011 the Company did not receive additional payment and the sell was not completed. Accordingly, the advance payment is recorded in Accrued expenses and other account payable.

During May 2011 the Company decided to waive its holding in AS M and transferred its holdings for no proceed to another party. Due to the fact that the investment book value was amounted to $ 0 at the time no gain or loss was recorded in connection with this transaction.

n.	Revenue recognition:

The Company derives its revenues mainly from sales of products and services. Product revenues include mainly sales of software and to a lesser extent related hardware products. Revenues from services include maintenance and technical support, consulting and training.

The Company accounts for software sales in accordance with ASC 985-605, "Software Revenue Recognition ". ASC 985-605 generally requires revenues earned from software arrangements involving multiple elements to be allocated to each element based on the relative fair values of the elements determined by the vendor's specific objective evidence ("VSOE") of fair value. Revenues are allocated under the "residual method" when VSOE of fair value exists for all undelivered elements and VSOE of fair value does not exist for all of the delivered elements, and when all ASC 985-605 criteria for revenue recognition are met.

Revenue from license fees is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

Maintenance and support revenue is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Arrangements that include consulting or professional services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When consulting services are not considered essential, the revenue allocable to the consulting services is recognized as the services are performed.

The VSOE of fair value of the undelivered elements (maintenance and support and consulting services) included in multiple element arrangements is determined based on the price charged for the undelivered element when sold separately or renewed.

For non-typical hardware sales, included in software arrangements, the Company adopted, on a prospective basis, the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2009-13, Topic 605 - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13"). The adoption did not have a significant impact on the Company's net revenues for the year ended December 31, 2011, than the net revenues that would have been recorded under the previous accounting rules.

Revenues from contracts requiring significant design, development, modification and customization are recognized using the percentage of completion method, which is in accordance with ASC 605-35. The amounts of revenues recognized are based on the total fees under the agreement and the percentage to completion achieved. The percentage of completion is determined as a ratio of the extent of the progress toward completion of the contract, using an input measure method of labor hours performed.  In the event that management anticipates a loss on a particular contract, such an anticipated loss is provided for in full in the period when the loss is first anticipated.  As of December 31, 2011, no such estimated losses were identified.

Amounts recognized as revenue in advance of contractual billing are recorded as unbilled receivables.

Deferred revenues represent unearned amounts received under technical support and maintenance arrangements that are paid by customers and not yet recognized as revenues.

The Company generally does not grant a right of return to its customers.

o.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the products are ready for general releases were insignificant. Therefore, all research and development costs have been expensed.

p.	Royalty and non-royalty bearing grants:

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction in research and development costs.

No research and development grants were received from the government of Israel during the years 2002 through 2011.

Grants are only recognized once there is reasonable assurance that the Company will comply with conditions attached to the grant and the grant will be received. Such grants are recorded as a reduction on related research and development costs since, when received, those are not probable to be repaid.

q.	Accounting for share-based compensation:

At December 31, 2011, the Company has one stock-based employee compensation plan, which is described more fully in Note 12.

The Company accounts for equity-based compensation in accordance with FASB ASC No. 718, "Stock Compensation" ("ASC 718").  ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statement.

The Company recognizes compensation expenses for the value of its awards (that carry no market or performance conditions), which have graded vesting based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Monte-Carlo option-pricing model. The Monte-Carlo Simulation for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. The expected life of employee stock options is a derived output of this assumption from the Monte-Carlo Simulation.

Expected volatility is based upon actual historical stock price movements over the most recent periods. Expected volatility is calculated as of the grant dates for different periods, since the Monte-Carlo Simulation is used for different expected volatilities for different periods.

The Company has historically not paid dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term and calculated for different periods that are in line with the expected volatility periods.

The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2009	2010	2011

Dividend yield	0%	0%	0.08%
Expected volatility	78%-82%	70.82%	67.8%-68.13%
Risk-free interest rate	0.37%-2.12%	2.4%	1.89%-1.97%
Contractual term of up to	9 years	9 years	10 years
Post vesting forfeiture rate - employees	30%	30%	5%
Post vesting forfeiture rate- management	5%	5%	3%
Suboptimal exercise multiple- employees	2.30	2.30	1.62
Suboptimal exercise multiple- management	2.59	2.59	2.35

During the years ended December 31, 2009, 2010 and 2011, the Company recognized share-based compensation expense related to employee stock options in the amount of $ 11, $ 141 and $ 214, respectively, as follows:

	Year ended December 31,
	2009	2010	2011

Research and development, net	$-	$-	$6
Selling and marketing	-	-	28
General and administrative	11	141	180

Total share-based compensation expense	$11	$141	$214

r.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings (loss) per share because such securities are anti-dilutive for 2009, 2010 and 2011. The weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss) per share was, 2,227,182, 1,721,505 and 246,662 for the years ended December 31, 2009, 2010 and 2011, respectively.

s.	Income taxes:

The Company account for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC No. 740 "Income Taxes". This accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

t.	Concentrations of credit risk:

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and trade receivables.

The Company's cash and cash equivalents are invested primarily in deposits with major banks worldwide; however, such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, low credit risk exists with respect to these investments.

Trade receivables of the Company are derived from sales to customers located primarily in the U.S., Europe, Japan, and the Far East. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.
u.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $ 150, $ 147 and $ 229, respectively.

v.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in valuation methodologies to measure fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3 -
Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company adopted the provisions of ASC 820-10, "Fair Value Measurements and Disclosures", with respect to non-financial assets and liabilities effective January 1, 2009. The adoption with respect to non-financial assets and liabilities did not have a material impact on the consolidated financial statements.

In January 2010, the FASB updated the "Fair Value Measurements Disclosures". More specifically, this update requires (a) an entity to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances and settlements to be presented separately (i.e. present the activity on a gross basis rather than net) in the reconciliation for fair value measurements using significant unobservable inputs (Level 3 inputs). This update clarifies existing disclosure requirements for the level of disaggregation used for classes of assets and liabilities measured at fair value, and requires disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements using Level 2 and Level 3 inputs.

w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to foreign currency translation adjustments and unrealized gains and losses on available for sale securities.

x.	Reclassification:

Certain 2010 figures have been reclassified to conform to the 2011 presentation. The reclassification had no effect on previously reported net income or shareholders' equity.
y.	Impact of recently issued Accounting Standards:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, Topic 820 - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"), which amends current fair value measurement and disclosure guidance to converge with International.

Financial Reporting Standards ("IFRS") and provides increased transparency around valuation inputs and investment categorization. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. Early application by public companies is not permitted. The Company's adoption of ASU 2011-04 will not have a significant impact on its consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. The Company is still considering the impact of the adoption of ASU 2011-05 on the presentation of its consolidated results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. Early adoption is permitted.

The company's adoption of ASU 2011-08 is not expected to have a significant impact on its consolidated results of operations or financial condition.

In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"), which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented.

This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company is still considering the impact of the adoption of ASU 2011-12 on the presentation of its consolidated results of operations.

In December 2011, the FASB issued ASU No. 2011-11, Topic 2010 - Balance Sheet ("ASU 2011-11"), which contains new disclosure requirements regarding the nature of an entity's rights of set off and related arrangements associated with its financial instruments and derivative instruments. Under U.S. GAAP, certain derivative and repurchase agreement arrangements are granted exceptions from the general off-setting model. To facilitate comparison between financial statements prepared under U.S. GAAP and IFRS,  the new disclosure requirement will provide financial statement users information regarding both gross and net exposures. This guidance is effective for annual and interim financial statements beginning on or after January 1, 2013. Retrospective application is required. The Company is still considering the impact of the adoption of ASU 2011-11 on its consolidated results of operations or financial condition.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

The Company measures its convertible debt at fair value on a recurring basis. Convertible debt is classified within Level 1, since this liability is valued using quoted market price in an active market (see Note 9).

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2010	2011

Government authorities	$28	$57
Prepaid expenses	397	371
Rent and motor leasing deposits	26	74
Others	88	135

	$539	$637

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011

Cost:

Computers and peripheral equipment	$1,718	$1,857
Office furniture and equipment	943	1,031
Leasehold improvements	146	146

	2,807	3,034
Accumulated depreciation:

Computers and peripheral equipment	1,545	1,653
Office furniture and equipment	713	783
Leasehold improvement	101	113

	2,359	2,549

Depreciated cost	$448	$485

NOTE 5:-	PROPERTY AND EQUIPMENT (Cont.)

Depreciation expenses amounted to $ 303, $ 215 and $ 207 for the years ended December 31, 2009, 2010 and 2011, respectively.

During 2009, the Company recorded a loss from disposal of office equipment in the amount of $ 39, which ceased to be used.

As to charges, see Note  10b.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

Other intangible assets as of December 31, 2011 arose from the acquisition of the business of CPL in April 2007.

a.	Identifiable intangible assets:

Customer relations

Balances as of January 1, 2010	$104
Amortization during the year 2010	(44)
Foreign currency translation adjustments	(5)

Balances as of December 31, 2010	55
Amortization during the year 2011	(46)
Foreign currency translation adjustments	2

Balances as of December 31, 2011	$11

b.	Amortization expenses amounted to $ 244, $ 44 and $ 46 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	Estimated amortization expenses of intangible assets for the year ended:

December 31,

2012	$11

$11

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of January 1, 2010	$5,937

Foreign currency translation adjustments	(67)

Balance as of December 31, 2010	5,870

Foreign currency translation adjustments	(28)

Balance as of December 31, 2011	$5,842

ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE
NOTE 8:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2010	2011

Employees and payroll accruals	$75	$253
Government authorities	494	640
Accrued vacation pay	200	147
Advance on account of sale of an affiliate	369	369
Accrued expenses	841	1,071
Other	13	-

	$1,992	$2,480

CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE DEBENTURES [Abstract]
CONVERTIBLE DEBENTURES

NOTE 9:-       CONVERTIBLE DEBENTURES

In December 2006, the Company issued an aggregate amount of $ 14,780 in convertible debentures at a discount of 4% by way of public offering on the Tel-Aviv Stock Exchange ("TASE"). The convertible debenture terms include an offering of 112,500 units of NIS 528 par value each, linked to U.S. dollar with a floor on the NIS/U.S. dollar exchange rate (i.e., if the exchange rate were to be lower than the rate at issuance date, the liability would be the NIS amount at the issuance date) and carry an annual interest rate of 6 months LIBOR minus 0.3% ("Original Rate"). The debentures' principal was repaid in 4 annual installments commencing December 31, 2009, and the interest was payable semi-annually commencing June 30, 2007 ("Original Debenture").

The debentures could be converted into Ordinary shares of the Company at a ratio of NIS 20.3 par value for each Ordinary share (subject to adjustments). The Company had the right to force the conversion on the debenture holders, when and if its share fair market value reached NIS 25.5 in the last 30 trading on the TASE on or after October 1, 2009.

The difference between the fair value and the unpaid balance of the convertible debentures is as follows:

	December 31,
	2010	2011

Fair value	$5,325	$-
Unpaid principal balance	(6,250)	-

	$(925)	$-

As a result of adopting the Fair Value option of ASC 825 for measuring financial instruments,  starting January 1, 2008, the Company recorded financial expenses in the amount of $ 5,070, $ 2,119 and $ 741 for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2008 and 2009, the Company purchased $ 2,650 par value (NIS 10,076 thousand par value) and $ 1,970 par value (NIS 7,436 thousand par value) of its outstanding convertible debentures for $ 1,376 and $852, respectively. No gains or losses were recorded as a result of such purchase as the debt is presented at fair value.

In January 2010, the Company reached settlement principles with the debenture holders. These principles were approved at a debenture's holders' meeting on January 14, 2010. The amendment of the debenture's trust note ("Trust Note Amendment") was subsequently approved by the debenture holders on November 24, 2010 and by the Tel Aviv District Court on December 13, 2010, and became effective on December 31, 2010. According to the settlement principles, the Company paid the holders the first payment of the debentures' trust, as well as the interest for approximately NIS 11,100 thousand (approximately $ 2,940) due on December 31, 2009, as follows:

i.	A sum of NIS 5,830 thousand (approximately $ 1,539) from the first payment was paid on December 31, 2009;

ii.	The interest payment due on December 31, 2009 was as originally scheduled (i.e. on time);

iii.	A sum of NIS 2,000 thousand (approximately $ 530) from the first payment was paid by January 31, 2010, with an annual interest rate of 9% for the postponement period; and

iv.	In June 30, 2010, the Company paid the remainder of the first payment of the debentures trust along with an annual interest rate of 9% for the postponement period.

Following the Trust Note Amendment, in December 2010, the Company repaid debentures for NIS 11,091 thousand ($ 3,124) thereby reducing the outstanding principal balance to NIS 22,182 thousands ($ 6,250).

Following the Trust Note Amendment, and the repayment made in December 2010, the material terms of the debentures provided as follows:

-
The principal amount was to be paid in seven installments of approximately NIS 3,169 thousand ($ 893), the first of which was due June 30, 2011 (after the Company exercised its option to delay by six months this payment), and the remaining six payments were due December 31 of each year beginning 2011. In accordance with the Trust Note Amendment, the Company opted to postpone the payment of the first installment from December 31, 2010 to June 30, 2011. The payment bore interest at the Original Rate.

-	Interest at the Original Rate was to be paid semi-annually on June 30 and on December 31 of each year for so long as any part of the principal amount was outstanding.

-
Any principal amount or part thereof which payment was postponed in comparison to the Original Debenture was to be subject to annual interest at a rate of 9% accruing from the date on which such payment was due until such payment was made.

-
The Company could at any time, prepay all or a portion of the principal payments which remained unpaid together with interest accrued on such principal payment by way of repurchasing the underlying debentures, provided, that any such prepayment was to be for no less than NIS 3 million and with respect to the last repayment, no less than NIS 3.2 million, and provided, further that the Company could not make more than one repurchase in any calendar quarter.  Any prepayment was to be pro-rata to all debenture holders and the principal amount which remained outstanding after any such prepayment was to be equally divided between the remaining installments.

-	In the event that all of the Company's stock or substantial part of the business was sold, the Company was obligated to prepay all the amounts outstanding under the debentures.

In June 2011, the Company repaid debentures for NIS 3,169 thousand ($ 925) thereby reducing the outstanding principal balance to NIS 19,013 thousands ($ 5,567).

On July 18, 2011, the Company published on Tel Aviv stock exchange a tender to repurchase all outstanding Series A convertible debentures. The Company offered a price of 0.93 NIS for every 1 NIS par value. The offer was valid until August 1, 2011.

On August 1, 2011, NIS 2,045 thousands par value repurchase offers were received and accepted, thereby reduced the outstanding principal balance to NIS 16,968 thousands ($ 4,969).

During August 2011, the Company purchased $ 4,280 par value (NIS 13,182 thousand par value) of its outstanding convertible debentures for $ 3,569. No gains or losses were recorded as a result of such purchase as the debt was presented at fair value.

In September 2011, the Company offered repayment of the entire remaining outstanding amount of debentures (NIS 3,786 thousands per value) at the full value of the debenture, which is equivalent to 1 NIS par value. On October 2, 2011, the Company paid to all the remaining debenture holders 1 NIS par value, equivalent to 100% of the debentures' value for $ 1,020.

As of December 31, 2011 there is no outstanding amount with respect to the above mentioned debenture.

COMMITMENTS, CONTINGENCIES AND CHARGES	12 Months Ended
Dec. 31, 2011
COMMITMENTS, CONTINGENCIES AND CHARGES [Abstract]
COMMITMENTS, CONTINGENCIES AND CHARGES

NOTE 10:-	COMMITMENTS, CONTINGENCIES AND CHARGES

a.	Commitments:

1.
With respect to the participation of the Israeli Government in software research and development costs, the Company is committed to pay to the Government royalties at the rate of 2%-3.5% of revenues from sale of its FormOut! software, up to a maximum of 150% of the amount of participation received, linked to the dollar, plus interest at the LIBOR rate.

The Company's total outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued, amounted to $ 80 as of December 31, 2010 and 2011.

2.
The Company has entered into non cancelable operating lease agreements for the lease of motor vehicles. The leasing deposits are presented in the long-term deposits and other account receivables.

The Company's facilities are leased under non cancelable operating lease agreements, which expire on various dates, the latest of which is in 2016.

As of December 31, 2011, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles and facilities:

2012	$1,128
2013	895
2014	443
2015	288
2016	216

Total	$2,970

Rental expenses for motor vehicles and facility rental expenses amounted to $ 1,228, $ 958 and $ 1,060 for the years ended December 31 2009, 2010 and 2011, respectively.

3.
Starting from 2011, the Company has a revolving line of credit with an Israeli bank ("the bank") for total borrowing of up to $ 600, based on several conditions and financial covenants.

Interest rate variable at a rate of Libor + 4% .The actual Libor interest rate at December 31, 2011 was 0.2963%.

As part of the line of credit agreement, the Company created a floating charge on all of its assets as security for repayment of any amounts that might be due to the bank under the line of credit Agreement. These charges will remain in place as security for the repayment of amounts under the line of credit Agreement.

During 2011, the Company did not use the line of credit and therefore no interest expenses have been recorded in regards.

As of December 31, 2011, the Company was in compliance in all respects with all the conditions and the covenants in the line of credit Agreement.

b.	Charges:

1.
To secure compliance with the conditions related to the Company's "Approved Enterprise" status, the Company registered a floating charge on equipment and other assets. The charge is unlimited in amount and it may not be further pledged or transferred without the prior consent of the beneficiaries.

2.
To secure revolving credit facilities and guarantees from a bank, the Company recorded a floating charge on its plant, assets and rights and fixed charges on its unpaid share capital and its goodwill in favor of this bank (see also note 10a).

c.	Guarantees:

1.	The Company has secured some of its lease agreements by a bank guarantee in the amount of $ 205.

2.	The Company provided certain customers and vendors with a $ 293 bank guarantee.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

a.	Israeli income taxes:

1.
The Law for the Encouragement of Capital Investments, 1959 ("the Investment Law"):

In 1990, the production facilities of the Company were granted the status of an "Approved Enterprise" under the Investment Law. In 1991, 1999, 2000, expansion programs were granted the status of "Approved Enterprise" (established plan). According to the provisions of the Law, the Company has elected the alternative package of benefits - and has waived Government grants in return for tax benefits.

According to the provisions of the Investment Law, the company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the company.

The period of tax benefits, detailed above, is limited to the earlier of 12 years from the commencement of production, or 14 years from the approval date. The year's limitation does not apply to the exemption period.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a "Benefited Enterprise", such as provisions generally requiring that at least 25% of the "Privileged Enterprise's" income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Amendment provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Investment law as they were on the date of such approval. Therefore, investment programs that obtained approval for Approved Enterprise status prior to enactment of the Amendment will continue to be subject to the old provisions of the Investment Law.

The period of tax benefits for a new Benefited Enterprise commences in the "Year of Commencement," which is the later of: (1) the year in which taxable income is first generated by the company, or (2) the year of election.

The entitlement to the above benefits is contingent upon the fulfillment of the conditions stipulated in the Amendment and regulations published there under. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI. As of December 31, 2011, management believes that the Company is meeting the aforementioned conditions.

The Company elected 2009 as a year of election under the Amendment. The Amendment entitles the Company to a corporate tax exemption for a period of two years and to a reduced corporate tax rate of 10%-25% (based on the percentage of foreign ownership) for an additional period up to eight years from the first year it has taxable income.

If the Company pays a dividend out of income derived from the Approved and Privileged Enterprise during the tax exemption period, it will be subject to corporate tax in respect of the gross amount distributed, including any taxes thereon, at the rate which would have been applicable had it not enjoyed the alternative benefits, generally 10%-25%, depending on the percentage of the Company's Ordinary shares held by foreign shareholders. As of December 31, 2011, the accumulated deficit of the Company does not include tax-exempt profits earned by the Company's "Approved Enterprise" and "Benefited Enterprise".

Income from sources other than the Approved and Benefited Enterprises during the benefit period will be subject to tax at the regular corporate tax rate.

In January 2011, the Knesset passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, for amendment of the Investment Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Investment Law were cancelled and a flat tax rate would apply to the Company's entire preferred income. The Company will be able to opt to apply the amendment (the waiver is non-recourse) and from then on it will be subject to the amended tax rates that are:

2011 and 2012 - 15% (in development area A - 10%),
2013 and 2014 - 12.5% (in development area A - 7%)
2015 and thereafter - 12% (in development area A - 6%)

The Company may choose not to apply the above amendment, in which case the Company will remain subject to the Investment Law as in effect prior to the 2011 amendment until the expiration of the Company's current investment programs. The Company is examining the possible effect of the amendment on the financial statements, if at all.

2.        Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company believes it meets all the criteria to be classified as an "industrial company", as defined by the Encouragement law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of patents and other intangible property rights as a deduction for tax purposes.

3.        Corporate tax rates:

The Israeli corporate tax rate is as follows: 2008-27%, 2009-26%, 2010-25%.

In July 2009, the "Knesset" (Israeli Parliament) passed the Economic Efficiency Law (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribes, among other things, an additional gradual reduction in the Israeli corporate tax rate and real capital gains tax rate starting from 2011 to the following tax rates: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter-18%.

4.
In December 2011, Knesset passed the Law for Socioeconomic Change (Legislative Amendments) (Taxes), 2011, which prescribes, among others, to cancel, effective from 2012, the scheduled progressive reduction in the corporate tax rate and to raise the statutory corporate tax rate to 25% in 2012. In view of the increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate will also be increased. The Amendment was enacted effective as of December 6, 2011. The adoption of the amendment had no effect on the Company's financial statements.

The According to section 145 of the Israeli Tax Ordinance the Company's tax assessments till and include the year 2006 are considered as final assessments.

b.
The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes relating to accumulated net operating losses carried forward among the various subsidiaries worldwide due to the uncertainty of the realization of such deferred taxes, the effect of the "Approved Enterprise" and undeductible expenses related to option expenses.

The tax expenses in 2009, 2010 and 2011 in the amount of $ 91, $ 24 and $ 125, respectively, in the financial statements are a result of tax expenses on income of certain subsidiaries.

c.	Carryforward losses:

As of December 31, 2011, Top Image systems Ltd. has accumulated business losses and capital losses in the amount of $ 5,674 and $ 1,890, respectively. The losses can be carryforward against relevant taxable income for an indefinite period.

As of December 31, 2011, the subsidiaries had operating losses carryforwards for tax purposes in the amount of $ 10,197.

As of December 31, 2011, the U.S. subsidiary had U.S. Federal and State net operating losses carryforwards of approximately $ 3,174, which can be carried forward and offset against taxable income for 4 to 11 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state law provisions. As a result Company's management believes that annual limitations may result in the expiration of net operating losses before utilization.

As of December 31, 2011, ASG and its subsidiaries had operating losses carryforwards for tax purposes in the total amount of $ 3,725. An amount of $ 3,478 is to be carried forward indefinitely and an amount of $ 247, which can be carried forward and offset against taxable income for up to one year.

Operating losses carryforwards of Japan and UK subsidiaries in the total amount of $ 2,421 and $ 877, respectively, as of December 31, 2011, can be carried forward indefinitely.

d.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions relating to undistributed earnings of the Company's foreign subsidiaries since the Company has no current plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

e.	Income (loss) from continuing operations before taxes on income:

	Year ended December 31,
	2009	2010	2011

Domestic	$(3,058)	$(1,055)	$1,223
Foreign	(1,285)	619	1,252

	$(4,343)	$(436)	$2,475

f.	Deferred taxes:

	December 31,
	2010	2011

Carryforward losses (1)	$4,633	$3,637
Research and development expenses	308	168
Accrued severance pay	39	29
Accrued vacation pay	45	15
Allowance for doubtful accounts	84	47

Net deferred tax assets before valuation allowance	5,109	3,896
Valuation allowance	(5,109)	(3,896)

Net deferred tax assets	$-	$-

(1)	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010).

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized.

Based on a consideration of these factors, the Company has established a valuation allowance of $ 5,109 and $ 3,896 at December 31, 2010 and 2011, respectively.

The Company does not have a provision for Israeli income taxes on the undistributed earnings of its international subsidiaries since the Company intends to indefinitely reinvest these earnings outside Israel.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Employee Stock Option Plan (2003):

The Employee Stock Option Plan (2003) ("the ESOP 2003") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In May 2004 and in December 2006, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 650,000 and 700,000 Ordinary shares, respectively, pursuant to the ESOP 2003.

As of December 31, 2011, 1,689,480 options are outstanding. All the options have an exercise price between $ 1.30 and $ 3.84 per share.

As of December 31, 2011, an aggregate amount of 37,376 options is still available for future grant under of the above mentioned plan.

b.
In February 2010, the Company issued 75,000 of its Ordinary shares to one of its consultant for services received during 2010. The shares were locked up for a period of nine months from the date they were issued. The shares were fully vested when granted.

c.	Repricing of options to employees and directors:

On January 1, 2009, following the approval by the Company's Board of Directors, the Company repriced the exercise price of employees and directors' outstanding options. Employees and directors that agreed to the repricing proposal were granted new amounts of options carrying an exercise price of $ 1.3 in a "value per value" formula, such that the total fair value of the new options is equal to the fair value of their old options.

The Company accounted the repricing according to ASC 718 "Stock Compensation" as a cancellation and new grant.

As a result, 1,071,300 outstanding options were cancelled and 641,390 options were granted. Except for the exercise price and the number of the Company's ordinary shares, each new option has the same terms as the original option and will expire on the expiration date of the original option.

d.	Options to directors:

1.
On December 27, 2006, the shareholders of the Company approved the grant of an option to purchase 125,000 Ordinary shares to several members of the board, at an exercise price of $ 3.84 and vesting term of 2 years. As of December 31, 2011, 31,862 options are outstanding and exercisable. All the options have an exercise price of $ 1.3 per share.

2.
On December 20, 2007, the shareholders of the Company approved the grant of an option to purchase 125,000 Ordinary shares to several members of the board, at an exercise price between $ 2.20 and $ 3.84, with a vesting term of 2 years. As of December 31, 2011, 70,134 options are outstanding and exercisable. All the outstanding options have an exercise price of $ 1.3 per share.

3.
On November 26, 2009, the shareholders of the Company approved a grant of options to several members of the Company's Board of Directors to purchase 299,700 Ordinary shares, at an exercise price of $ 1.3 per share. 150,950 options will vest and become exercisable on December 31, 2009 and the rest will vest and become exercisable on December 31, 2010. The grant was subsequently approved by the Company's Board of Directors on October 17, 2010. As of December 31, 2011, all of the options are outstanding and exercisable.

4.
On December 22, 2011, the shareholders of the Company approved the grant of options to purchase 400,000 Ordinary shares to several members of the board, at an exercise price of $ 2.11. Half will be exercisable immediately and half will be exercisable in one year.

e.	Options to employees and management:

1.
On June 21, 2011, the board of directors approved the grant of options to purchase 140,000 Ordinary shares to several officers, at an exercise price of $ 2.2. One third will be exercisable immediately, one third will be exercisable in one year, and one third will be exercisable in two years.

2.
On December 14, 2011, the board of directors approved the grant of an option to purchase 402,000 Ordinary shares to several employees, at an exercise price of $ 2.25. One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.

The following is a summary of the Company's stock options granted among the various plans:

	Year ended December 31, 2011
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	854,089	$1.32	6.67	$-
Granted	942,000	$2.18
Exercised	(47,920)	$1.30
Forfeited	(58,689)	$1.34

Outstanding at the end of the year	1,689,480	$1.80	8.26	$766

Exercisable at the end of the year	994,142	$1.52	7.04	$733

Vested and expected to vest at end of year	994,142	$1.52	7.04	$733

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company's stock. As of December 2010, there were no in-the-money options, therefore no intrinsic value exists. As of December 31, 2011, there was $621 unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

The weighted average grant date fair values of options granted during 2010 and 2011 were $ 0.472 and $ 1.17, respectively. No options were granted during 2009.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2011	life (years)	price	2011	exercisable

$1.30	739,980	6.09	$1.30	739,980	$1.30
$2.11 - $ 2.25	942,000	9.99	$2.18	246,662	$2.13
$2.64 - $ 3.84	7,500	4.43	$3.52	7,500	$3.52

	1,689,480	8.26	$1.80	994,142	$1.52

d.	Dividends:

Dividends may be paid by the Company only out of the Israeli company's earnings and other surpluses in Israeli currency as defined in the Companies Law as of the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in NIS. No dividends were declared in the periods presented.

e.	Private placement transaction

On June 6, 2011, the Company entered into a Securities Purchase Agreement (the "SPA") with several shareholders (the "Investors"), pursuant to which the Company issued to the investors 1,425,000 ordinary shares of NIS 0.04 par value each, at a price per share of $2.00 each, for proceed  of $2,497, net of issuance expenses in the amount of $353.

As part of private placement transaction under the SPA, the Company granted its Investors and its agents, for no additional consideration, warrants to purchase additional 441,750 of the Company's Ordinary shares of NIS 0.04 par value each. The warrants may be exercisable on or after six months from June 13, 2011 for a period of five years thereafter at an exercise price of $2.20 per share.

As of December 31, 2011 no warrant has been exercised.

GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA	12 Months Ended
Dec. 31, 2011
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA
NOTE 13:-	GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

a.	Business segment, geographical areas and foreign operations:

The Company applies ASC 280, "Segment Reporting". The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business). Total revenues are attributed to geographic areas based on the location of the customers.

b.	Geographical information:

1.	Revenues:

	Year ended December 31,
	2009	2010	2011

Product sales

Israel	$42	$16	$120
Far East (excluding Japan)	1,802	1,176	713
Europe	8,006	6,055	10,370
North and South America	1,078	1,590	1,635
Africa	10	16	864
Japan	273	312	347

	11,211	9,165	14,049

Service revenues

Israel	108	52	54
Far East (excluding Japan)	1,960	1,848	2,258
Europe	8,411	8,260	10,111
North and South America	1,030	1,236	1,247
Africa	44	67	103
Japan	770	1,134	851

	12,323	12,597	14,624

Total revenues *)	$23,534	$21,762	$28,673

Sales to single customers exceeding  10% of revenues:

Customer A	11%	*)	-	*)	-

*)	In the years 2010 and 2011 there were no sales to a single customer exceeding 10% of revenues.

2.	The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2009	2010	2011

UK	$4,312	$4,074	$4,009
Israel	2,067	2,131	2,135
Other	171	168	194

Total Long-lived assets:	$6,550	$6,373	$6,338

BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

NOTE 14:-    BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2009	2010	2011

Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$(5,098)	$(460)	$2,350

Effect of dilutive securities:
Interest expenses subject to convertible debentures	*) -	*) -	4

Net income (loss) used for the computation of diluted net earnings (loss) per share	$(5,098)	$(460)	$2,354

Weighted average Ordinary shares outstanding	9,322,341	9,389,512	10,207,111

Effect of dilutive securities:

Employees stock options	*) -	*) -	206,030
Warrants	-	-	3,106
Convertible debentures	*) -	*) -	684,407

	*) -	*) -	893,543

Diluted weighted average Ordinary shares outstanding	9,322,341	9,389,512	11,100,654

Basic net earnings (loss) per share	$(0.55)	$(0.05)	$0.23

Diluted net earnings (loss) per share	$(0.55)	$(0.05)	$0.21

*)     Anti-dilutive.

FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2011
Financial Income Expense Net Abstract
FINANCIAL INCOME (EXPENSE), NET
NOTE 15:-	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2009	2010	2011

Interest income	$38	$12	$16
Interest expenses	(78)	(13)	-
Exchange rate loss and bank charges *)	(492)	-	(182)
Expenses in respect of convertible debentures, including interest **)	(5,130)	(2,189)	(745)
Gain (loss) from change in value and disposal of marketable securities	210	-	-

	$(5,452)	$(2,190)	$(911)

*)	Includes income (expense) from forward transactions in the amount of $ (11), $ 7 and $ 0 for the years ended December 31, 2009, 2010 and 2011, respectively.

**)	See also Note 2(l).

RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTION [Abstract]
RELATED PARTY TRANSACTION
NOTE 16:-	RELATED PARTY TRANSACTION

According to the Company's agreement with the chairman of the board, he is being paid in 2011 a daily fee of $1.5 plus value added tax for each day of services actually rendered, provided, however, that the average monthly gross compensation fee paid to him during each full year will not exceed $28.1 ("the consulting fees") .

During 2009 and 2010 the chairman of the board's daily fee was $1.2 plus value added tax for each day of services.

During 2009, 2010, 2011, the chairman of the board was been entitled to a compensation of $275, $284 and $351, respectively for his services as a board member and for the consulting fees.

Pursuant to a resolution that has been approved at Company's annual general meeting of shareholders on December 22, 2011 the chairman of the board is entitled to: a cash bonus of $113 for 2010 and to receive 4% of the Company's EBITDA for 2011. In addition, he was granted an option to purchase 100,000 ordinary shares, the option shall vest in two equal parts such that half of the option was vested on December 31, 2011 and the remainder will vest on December 31, 2012.

The chairman of the board bonus entitlement for 2011 amounted on $147.

As of December 31, 2011 there is $ 260 payable to the chairman of the board in connection to his bonuses.